Expense Example - FidelityBlueChipGrowthK6Fund-PRO - FidelityBlueChipGrowthK6Fund-PRO - Fidelity Blue Chip Growth K6 Fund - Fidelity Blue Chip Growth K6 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567